COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RESPECTIVE RELATIONSHIP

Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:

Name of related parties	Relationship with the Group
Beijing Yihai Construction Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Beijing Jianlei International Decoration Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Beijing Huiju Tianxia Investment Co., Ltd	Company controlled by Hu Jiaqi

SCHEDULE OF RELATED PARTIES TRANSACTION
		Year ended September 30,
Nature of transactions	Related party	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Revenue from engineering solutions and services of intelligent projects	Beijing Jianlei International Decoration Engineering Co., Ltd.	64,897,071	71,613,185	134,534,671	18,897,973
Total		64,897,071	71,613,185	134,534,671	18,897,973

		Year ended September 30,
Nature of transactions	Related party	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Purchase of services	Beijing Yihai Construction Engineering Co., Ltd.	86,910	115,880	115,880	16,278
Total		86,910	115,880	115,880	16,278

		Year ended September 30,
Nature of transactions	Related party	2023	2024	2025	2025
		RMB	RMB	RMB	US$
Capital contribution to Julong Online	Beijing Huiju Tianxia Investment Co., Ltd	25,000,000	-	-	-
Total		25,000,000	-	-	-

		As of September 30,
Nature of balance	Related party	2024	2025	2025
		RMB	RMB	US$
Amounts due from related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	4,525,495	3,486,135	489,694
Total		4,525,495	3,486,135	489,694

		As of September 30,
Nature of balance	Related party	2024	2025	2025
		RMB	RMB	US$
Amounts due to related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	13,894,067	4,894,067	687,466
Amounts due to related parties relating to operating activities	Beijing Yihai Construction Engineering Co., Ltd	202,790	-	-
Amounts due to related parties relating to operating activities	Beijing Huiju Tianxia Investment Co., Ltd	350,000	350,000	49,164
Total		14,446,857	5,244,067	736,630